WADDELL & REED ADVISORS FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

August 27, 2010

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Waddell & Reed Advisors Funds (Registrant)
File Nos. 811-09435 and 333-82447/CIK #1072962

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 17 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 18 of the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 for the purpose of complying with the recently adopted “summary prospectus” rule and amendments to Form N-1A. We have previously filed for three registrants for purposes of complying with the summary prospectus rule and have incorporated comments received from your office into this filing. Accordingly, we request that the Staff use the procedures of Investment Company Act Release No. 13768 (February 15, 1984) and conduct a selective review of the Amendment relating to the Registrant.

The prior three filings were as follows:

Waddell & Reed Advisors Funds

CIK: 1072962

1933 Act: 333-82447

1940 Act: 811-09435

485a Filing Date: November 30, 2009

Ivy Funds

CIK: 883622

1933 Act: 33-45961

1940 Act: 811-6569

485a Filing Date: January 29, 2010

Ivy Funds Variable Insurance Portfolios

CIK: 810016

1933 Act: 33-11466

1940 Act: 811-5017

485a Filing Date: March 1, 2010

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/Kristen A. Richards
Kristen A. Richards Vice President, Associate General Counsel and Assistant Secretary